Segment Information - Summary of Reconciliation from Segment (Loss) Income from Operations to Consolidated Loss Before Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Segment Reporting Information [Line Items]
Segment income (loss) from operations	¥ (627,332)		¥ (781,556)	¥ (539,338)
Unallocated expenses	(197,559)		(131,799)	(389,560)
Financial income	86,136	$ 11,801	89,020	34,656
Foreign currency exchange (loss) gain	(20,399)	(2,795)	7,218	(35,357)
Income from equity method investments, net	1,386	190	10,122	12,548
Impairment of investments				(5,078)
Other (expenses) income, net	44,461	6,091	53,558	103,501
Loss before income tax expenses	(713,307)	$ (97,722)	(753,437)	(818,628)
Operating Segments
Segment Reporting Information [Line Items]
Segment income (loss) from operations	¥ (627,332)		¥ (781,556)	¥ (539,338)